UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

Bernzott U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.3%
	Consumer Discretionary – 16.6%
221,450	Callaway Golf Co.	$3,428,046
86,675	Cinemark Holdings, Inc.	3,688,888
150,725	Gentex Corp.	3,422,965
106,150	Michaels Cos., Inc.*	2,442,511
		12,982,410
	Financials – 3.4%
79,525	Artisan Partners Asset Management, Inc. - Class A	2,683,969

	Health Care – 10.3%
90,100	Catalent, Inc.*	3,761,675
24,225	Hill-Rom Holdings, Inc.	2,026,663
71,275	Medpace Holdings, Inc.*	2,284,364
		8,072,702
	Industrials – 28.2%
20,675	Clean Harbors, Inc.*	1,032,303
90,375	Douglas Dynamics, Inc.	4,021,687
64,450	Generac Holdings, Inc.*	2,866,736
71,975	Hillenbrand, Inc.	3,159,703
91,775	Mistras Group, Inc.*	1,809,803
75,575	Mobile Mini, Inc.	3,170,371
98,100	SP Plus Corp.*	3,531,600
91,950	TriMas Corp.*	2,381,505
		21,973,708
	Materials – 7.0%
47,125	Compass Minerals International, Inc.	2,841,638
122,250	Owens-Illinois, Inc.*	2,635,710
		5,477,348
	Technology – 29.8%
119,550	Bottomline Technologies, Inc.*	4,540,509
29,725	EPAM Systems, Inc.*	3,362,492
185,050	Knowles Corp.*	2,672,122
75,900	Shutterstock, Inc.*	3,813,975
37,670	Synopsys, Inc.*	3,189,519
39,800	Total System Services, Inc.	3,500,410
55,800	Verint Systems, Inc.*	2,170,620
		23,249,647
	Total Common Stocks (Cost $55,636,531)	74,439,784

Bernzott U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of February 28, 2018 (Unaudited)

Principal Amount		Value

	Short-Term Investments – 4.7%
$3,661,264	UMB Money Market Fiduciary, 0.01%[1]	$3,661,264

	Total Short-Term Investments (Cost $3,661,264)	3,661,264

	Total Investments – 100.0% (Cost $59,297,795)	78,101,048
	Liabilities in Excess of Other Assets – 0.0%	(22,996)

	Total Net Assets – 100.0%	$78,078,052

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Bernzott U.S. Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

Bernzott U.S. Small Cap Value Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on September 11, 2012.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At February 28, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$59,883,654

Gross unrealized appreciation	$19,670,515
Gross unrealized depreciation	(1,453,121)
Net unrealized appreciation on investments	$18,217,394

Bernzott U.S. Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

February 28, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$74,439,784	$-	$-	$74,439,784
Short-Term Investments	3,661,264	-	-	3,661,264
Total Investments	$78,101,048	$-	$-	$78,101,048

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/30/18